Long-term debt and Finance Liability (Tables)	6 Months Ended
Jun. 30, 2022
Long-term debt and Finance Liability
Schedule of long-term debt and finance liability

	June 30, 2022	December 31, 2021
Unsecured Long-Term Debt	125,000	125,000
Secured Long-Term Debt	285,191	306,843
Finance Liability	49,104	—
Total Long-Term Debt and Finance Liability	$459,295	$431,843
Less: Deferred Financing Costs	(7,577)	(8,168)
Long-Term Debt and Finance Liability, net of Deferred Financing Costs	$451,718	$423,675
Less: Long-Term Debt and Finance Liability, Current	(47,782)	(41,148)
Long-Term Debt and Finance Liability, Excluding Current Maturities	$403,936	$382,527

Schedule of maturities of long-term debt

Period	Principal Repayment
Year 1	$47,189
Year 2	158,108
Year 3	17,376
Year 4	165,576
Year 5	3,816
Year 6 and thereafter	18,126
Total	$410,191

Schedule of annual lease liability

Period	Principal Repayment
Year 1	$2,762
Year 2	2,897
Year 3	3,022
Year 4	3,163
Year 5	3,309
Year 6 and thereafter	33,951
Total	$49,104